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MICHELLE WONG michelle.wong@dechert.com +1 617 728 7178 Direct +1 617 426 6567 Fax

March 3, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information on behalf of the Goldman Sachs Multi-Manager Alternatives Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Securities and Exchange Commission on February 28, 2017.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7178.

Best regards,

/s/ Michelle Wong
Michelle Wong